Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — 98.1%
Advertising — 0.5%
The Trade Desk, Inc., Class A*	16,555	$1,293,773
Aerospace & Defense — 0.5%
Airbus S.E.	10,823	1,448,642
Auto Manufacturers — 3.6%
Ferrari N.V.	6,452	1,906,824
Rivian Automotive, Inc., Class A*	169,009	4,103,539
Tesla, Inc.*	16,874	4,222,212
		10,232,575
Auto Parts & Equipment — 0.1%
Aurora Innovation, Inc.*	132,468	311,300
Beverages — 0.8%
Constellation Brands, Inc., Class A	8,634	2,169,983
Biotechnology — 1.6%
Argenx S.E., ADR*	3,916	1,925,223
Legend Biotech Corp., ADR*	10,960	736,183
Vertex Pharmaceuticals, Inc.*	5,438	1,891,010
		4,552,416
Chemicals — 0.7%
Linde PLC	5,167	1,923,932
Commercial Services — 0.8%
Cintas Corp.	1,750	841,768
TransUnion	18,605	1,335,653
		2,177,421
Computers — 9.6%
Accenture PLC, Class A	7,298	2,241,289
Apple, Inc.	144,837	24,797,543
		27,038,832
Cosmetics & Personal Care — 0.8%
The Estee Lauder Cos., Inc., Class A	7,119	1,029,052
The Procter & Gamble Co.	8,778	1,280,359
		2,309,411
Diversified Financial Services — 5.8%
Mastercard, Inc., Class A	17,584	6,961,681
The Charles Schwab Corp.	19,748	1,084,165
Visa, Inc., Class A	36,178	8,321,302
		16,367,148
Electronics — 0.0%
Amphenol Corp., Class A	992	83,318
Healthcare Products — 3.1%
Avantor, Inc.*	49,757	1,048,878
Danaher Corp.	5,775	1,432,777
Intuitive Surgical, Inc.*	11,870	3,469,482
Stryker Corp.	3,081	841,945
Thermo Fisher Scientific, Inc.	3,760	1,903,199
		8,696,281
Healthcare Services — 3.9%
Humana, Inc.	6,285	3,057,778
	Number of Shares	Value†

Healthcare Services — (continued)
UnitedHealth Group, Inc.	15,730	$7,930,909
		10,988,687
Insurance — 1.0%
Chubb Ltd.	13,723	2,856,854
Internet — 21.9%
Alphabet, Inc., Class A*	112,580	14,732,219
Alphabet, Inc., Class C*	39,440	5,200,164
Amazon.com, Inc.*	141,665	18,008,455
Booking Holdings, Inc.*	390	1,202,740
Coupang, Inc.*	96,958	1,648,286
Maplebear, Inc.*	3,755	111,486
Match Group, Inc.*	27,109	1,061,995
Meta Platforms, Inc., Class A*	36,192	10,865,200
Netflix, Inc.*	9,548	3,605,325
Pinterest, Inc., Class A*	65,598	1,773,114
Shopify, Inc., Class A*	27,142	1,481,139
Spotify Technology S.A.*	13,492	2,086,403
		61,776,526
Lodging — 0.5%
Las Vegas Sands Corp.	29,796	1,365,849
Miscellaneous Manufacturing — 1.2%
Teledyne Technologies, Inc.*	8,423	3,441,469
Oil & Gas Services — 0.9%
Schlumberger N.V.	42,340	2,468,422
Pharmaceuticals — 4.7%
Eli Lilly & Co.	15,297	8,216,477
McKesson Corp.	2,569	1,117,130
The Cigna Group.	9,984	2,856,123
Zoetis, Inc.	6,795	1,182,194
		13,371,924
Retail — 2.0%
Chipotle Mexican Grill, Inc.*	1,182	2,165,223
Floor & Decor Holdings, Inc., Class A*	7,959	720,289
Lululemon Athletica, Inc.*	1,960	755,796
Ross Stores, Inc.	16,459	1,859,044
		5,500,352
Semiconductors — 9.0%
Advanced Micro Devices, Inc.*	16,696	1,716,683
ASML Holding N.V.	5,668	3,336,525
Lam Research Corp.	2,779	1,741,794
Marvell Technology, Inc.	16,850	912,090
NVIDIA Corp.	40,440	17,590,996
		25,298,088
Software — 23.6%
Activision Blizzard, Inc.	13,709	1,283,574
Adobe, Inc.*	5,245	2,674,426
Atlassian Corp., Class A*	3,556	716,570
Ceridian HCM Holding, Inc.*	11,552	783,803
Dynatrace, Inc.*	35,572	1,662,280

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Growth Stock Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Fiserv, Inc.*	36,239	$4,093,557
Intuit, Inc.	10,301	5,263,193
Klaviyo, Inc., Class A*	3,598	124,131
Magic Leap, Inc., Class A(1),*,#	1,353	25,980
Microsoft Corp.	118,662	37,467,526
Monday.com Ltd.*	1,973	314,141
MongoDB, Inc.*	1,735	600,067
Roper Technologies, Inc.	6,589	3,190,921
Salesforce, Inc.*	15,511	3,145,321
ServiceNow, Inc.*	7,618	4,258,157
Snowflake, Inc., Class A*	4,537	693,117
Stripe, Inc., Class B(1),*,#	8,608	188,601
		66,485,365
Telecommunications — 1.0%
T-Mobile US, Inc.*	20,076	2,811,644
Transportation — 0.5%
Old Dominion Freight Line, Inc.	3,106	1,270,789
TOTAL COMMON STOCKS (Cost $189,419,500)		276,241,001

PREFERRED STOCKS — 1.3%
Auto Manufacturers — 0.4%
Dr. Ing. h.c. F. Porsche AG	10,844	1,017,461
Waymo LLC, Series A-2, CONV(1),*,#	3,737	168,950
		1,186,411
Diversified Financial Services — 0.2%
Ant Group Co., Ltd.*,#	385,173	377,162
Electronics — 0.7%
GM Cruise, Class F, CONV(1),*,#	27,200	492,864
Sartorius AG	4,423	1,498,043
		1,990,907
TOTAL PREFERRED STOCKS (Cost $3,778,831)		3,554,480

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%)	911,382	911,382
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 5.470%)	1,330,343	1,330,343
TOTAL SHORT-TERM INVESTMENTS (Cost $2,241,725)		2,241,725
TOTAL INVESTMENTS — 100.2% (Cost $195,440,056)		$282,037,206
Other Assets & Liabilities — (0.2)%		(505,247)
TOTAL NET ASSETS — 100.0%		$281,531,959

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $1,253,557 which represented 0.4% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Ant Group Co., Ltd.	08/14/23	$385,173	$377,162
GM Cruise, Class F	05/07/19	496,400	492,864
Magic Leap, Inc., Class A	01/20/16	657,500	25,980
Stripe, Inc., Class B	12/17/19	135,060	188,601
Waymo LLC, Series A-2	05/08/20	320,886	168,950
Total		$1,995,019	$1,253,557
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CONV— Convertible Security.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2023††
United States	92%
Netherlands	2
Switzerland	1
Germany	1
Ireland	1
Canada	1
Sweden	1
Italy	1
Total	100%
††	% of total investments as of September 30, 2023.

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